Related Party (Details) - USD ($)				12 Months Ended
	Mar. 22, 2018	Jan. 12, 2018	Dec. 17, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2012
AmpliPhi Biosciences Corporation [Member]
Sale of Stock, Number of Shares Issued in Transaction	2,743,640	4,000,000
Sale of Stock, Price Per Share	$ 1.10	$ 1.00
AmpliPhi Biosciences Corporation [Member] | Biosciences Managers [Member]
Travel reimbursement expenses incurred				$ 50,000	$ (22,000)
AmpliPhi Biosciences Corporation [Member] | One Fund Management Ltd. [Member]
Sale of Stock, Number of Shares Issued in Transaction	181,820				110,772
C3J [Member]
Gain on Sale of Investments			$ 128,946
C3J [Member] | Employee [Member]
Related Party Transaction, Due from (to) Related Party, Noncurrent						$ 110,000
Interest rate, related party				0.88%
Expense, related party					$ 19,819